Intangible Assets and Goodwill - Intangible Asset Amortization Expense (Details) - USD ($) $ in Millions	Apr. 02, 2023	Jan. 01, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
2023	$ 236
2023	304	$ 314
2024	280	304
2025	276	280
2026	272	276
2027	$ 268	$ 272